Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Aug. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of August 31,
	2021	2022	2022
	RMB	RMB	US$
Salary and welfare payable	-	2,066	300
Interest payable	5,848	57,212	8,305
Others	7,171	12,089	1,754
	13,019	71,367	10,359